Fair Value (Quantitative Information About Level 3 Fair Value Measurements) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014		Mar. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	90,784,877		93,081,251
Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	1,467,744		1,312,628
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	10,148	[1]	6,876	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	28.80%		32.60%
Fair value inputs, Correlation between interest rates	41.10%		42.10%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	43.30%		48.30%
Fair value inputs, Correlation between interest rates	57.00%		59.80%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	38.30%	[2]	37.30%	[2]
Fair value inputs, Correlation between interest rates	56.00%	[2]	58.10%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	24,562	[1]	23,983	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.30%		0.30%
Fair value inputs, Recovery rate	60.00%		60.00%
Fair value inputs, Market-required return on capital	8.00%		8.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	1.90%		1.90%
Fair value inputs, Recovery rate	80.00%		80.00%
Fair value inputs, Market-required return on capital	10.00%		10.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.90%	[2]	0.90%	[2]
Fair value inputs, Recovery rate	72.80%	[2]	73.00%	[2]
Fair value inputs, Market-required return on capital	9.80%	[2]	9.40%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	192,455	[1]	126,101	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.10%		0.10%
Fair value inputs, Recovery rate	17.00%		14.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	13.40%		14.00%
Fair value inputs, Recovery rate	74.00%		68.40%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.40%	[2]	0.90%	[2]
Fair value inputs, Recovery rate	41.30%	[2]	40.70%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	177	[1]	269	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	28.80%		32.60%
Fair value inputs, Correlation between interest rates	49.20%		52.20%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	42.50%		44.60%
Fair value inputs, Correlation between interest rates	57.00%		59.80%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	38.10%	[2]	36.90%	[2]
Fair value inputs, Correlation between interest rates	55.60%	[2]	59.50%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	8,012	[1]	9,064	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	1.50%		1.50%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	2.50%		2.50%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	2.40%	[2]	2.30%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]

Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	86,085	[1]	90,420	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]

Significant unobservable inputs
Fair value inputs, Probability of default	4.60%		4.60%
Fair value inputs, Recovery rate	65.00%		65.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]

Significant unobservable inputs
Fair value inputs, Probability of default	5.10%		5.10%
Fair value inputs, Recovery rate	76.00%		76.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]

Significant unobservable inputs
Fair value inputs, Probability of default	5.00%	[2]	5.00%	[2]
Fair value inputs, Recovery rate	67.70%	[2]	68.00%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]

Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	475,637	[1]	430,386	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Minimum [Member]

Significant unobservable inputs
Fair value inputs, Asset correlations	11.00%		11.00%
Fair value inputs, Discount factor	1.40%		1.50%
Fair value inputs, Prepayment rate	5.10%		4.50%
Fair value inputs, Probability of default	0.00%		0.00%
Fair value inputs, Recovery rate	60.60%		54.50%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Maximum [Member]

Significant unobservable inputs
Fair value inputs, Asset correlations	14.00%		14.00%
Fair value inputs, Discount factor	5.40%		5.80%
Fair value inputs, Prepayment rate	29.10%		44.80%
Fair value inputs, Probability of default	82.00%		88.80%
Fair value inputs, Recovery rate	72.40%		79.20%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Weighted Average [Member]

Significant unobservable inputs
Fair value inputs, Asset correlations	13.70%	[2]	13.70%	[2]
Fair value inputs, Discount factor	1.80%	[2]	1.90%	[2]
Fair value inputs, Prepayment rate	27.10%	[2]	40.90%	[2]
Fair value inputs, Probability of default		[2],[3]		[2],[3]
Fair value inputs, Recovery rate	70.80%	[2]	77.70%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	33,773	[1]	32,565	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	0.60%		0.60%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	0.80%		0.80%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	0.80%	[2]	0.80%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	167,691	[1]	182,613	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.00%		0.00%
Fair value inputs, Recovery rate	40.00%		25.00%
Fair value inputs, Market-required return on capital	8.00%		8.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	8.00%		25.00%
Fair value inputs, Recovery rate	90.00%		90.00%
Fair value inputs, Market-required return on capital	10.00%		10.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.50%	[2]	0.70%	[2]
Fair value inputs, Recovery rate	68.10%	[2]	66.90%	[2]
Fair value inputs, Market-required return on capital	10.00%	[2]	9.70%	[2]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	23,355	[1]	12,366	[1]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.20%		0.00%
Fair value inputs, Correlation between interest rate and foreign exchange rate	28.80%		31.20%
Fair value inputs, Correlation between interest rates	0.00%		22.80%
Fair value inputs, Recovery rate	41.00%		40.00%
Fair value inputs, Volatility	27.40%		27.10%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	13.40%		14.00%
Fair value inputs, Correlation between interest rate and foreign exchange rate	43.60%		48.30%
Fair value inputs, Correlation between interest rates	96.20%		99.40%
Fair value inputs, Recovery rate	47.00%		47.00%
Fair value inputs, Volatility	36.40%		39.50%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	(15,711)	[1]	(7,038)	[1]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.00%		0.10%
Fair value inputs, Correlation between interest rate and foreign exchange rate	31.30%		31.20%
Fair value inputs, Correlation between interest rates	40.10%		38.80%
Fair value inputs, Correlation between underlying assets	50.00%		49.90%
Fair value inputs, Recovery rate	41.00%		40.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	13.40%		14.00%
Fair value inputs, Correlation between interest rate and foreign exchange rate	57.80%		58.70%
Fair value inputs, Correlation between interest rates	80.80%		78.70%
Fair value inputs, Correlation between underlying assets	80.50%		85.00%
Fair value inputs, Recovery rate	47.00%		47.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	6,082	[1]	4,548	[1]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and equity	29.50%		24.90%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and equity	68.90%		49.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	(471)	[1]	(1,347)	[1]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between underlying assets	12.50%		11.40%
Fair value inputs, Recovery rate	37.20%		37.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between underlying assets	85.90%		87.30%
Fair value inputs, Recovery rate	37.20%		37.00%

[1]	The fair value as of March 31, 2014 and September 30, 2014 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
[3]	See "Probability of default" in "Sensitivity to and range of unobservable inputs" in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2014.